Condensed Interim Balance Sheets - USD ($)	Sep. 30, 2016	Dec. 31, 2015
Current assets
Vessels held for sale	$ 15,195,595	$ 37,083,985
Cash and cash equivalents	52,970,481	40,109,382
Receivables, trade	21,469,853	26,189,316
Working capital advances	3,100,000	3,475,000
Prepayments	1,069,560	1,042,359
Advances and deposits	6,482,360	3,511,872
Other receivables	23,035	23,953
Inventories	6,588,014	3,969,483
Total current assets	106,898,898	115,405,350
Non-current assets
Vessels and vessel equipment, net	765,434,782	658,628,933
Deferred dry dock expenditure, net	3,699,130	3,730,374
Deposit for vessel acquisition	2,775,000	0
Leasehold improvements	493,100	0
Other non-current assets, net	635,588	432,951
Total non-current assets	773,037,600	662,792,258
TOTAL ASSETS	879,936,498	778,197,608
Current liabilities
Payables, trade	11,238,756	12,482,540
Charter revenue received in advance	1,609,367	1,192,317
Other payables	111,799	144,932
Accrued interest on loans	1,901,587	1,752,226
Current portion of long-term debt	49,521,393	27,014,500
Current portion of capital lease obligations	0	26,771,911
Total current liabilities	64,382,902	69,358,426
Non-current liabilities
Non-current portion of long-term debt	407,756,525	361,227,904
Total non-current liabilities	407,756,525	361,227,904
Equity
Share capital	340,613	263,297
Additional paid in capital	405,118,751	338,226,370
Treasury stock	(4,272,477)	(1,278,546)
Accumulated surplus	6,610,184	10,400,157
Total equity	407,797,071	347,611,278
TOTAL LIABILITIES AND EQUITY	$ 879,963,498	$ 778,197,608